Note 19 - Allowance for Credit Losses (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allowance for Credit Losses on/off Balance Sheet Positions [Abstract]
Allowance for country risk not included in Allowance for credit losses for Financial Assets at Amortized Cost	€ 3	€ 6
Allowance for country risk not included in Allowance for credit losses for Off-balance Sheet Positions	€ 4	€ 5